Contractual Assets with Customers - Exclusive Rights - Summary of Contractual Assets with Customers Exclusive Rights Balance and Changes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contract assets [line items]
Initial balance	R$ 1,518,477	R$ 1,502,360	R$ 1,438,084
Additions	330,068	390,177	529,732
Amortization	(355,250)	(371,825)	(463,049)
Transfer	(27,306)	(2,235)	(2,407)
Final balance	1,465,989	R$ 1,518,477	R$ 1,502,360
Current	465,454
Non-current	R$ 1,000,535